Disclosure of information on segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating income
Sales of goods	$ 1,720,334,000	$ 1,147,590,000	$ 810,961,000
Sale of services	11,305,000	7,015,000	12,884,000
Total operating income	1,731,639,000	1,154,605,000	823,845,000
Operating costs
Cost of sales, excluding depreciation and amortization	(750,985,000)	(568,482,000)	(457,354,000)
Unabsorbed cost due to production stoppage	(2,968,000)	(2,135,000)	(19,893,000)
Cost of sales of services, excluding depreciation and amortization	4,699,000	(3,050,000)	(6,243,000)
Exploration in operating units	(51,906,000)	(50,884,000)	(49,229,000)
Depreciation and amortization	(120,138,000)	(150,821,000)	(181,039,000)
Mining royalties	(18,552,000)	(19,946,000)	(18,839,000)
Total operating costs	(949,248,000)	(795,318,000)	(732,597,000)
Gross profit (loss)	782,391,000	359,287,000	91,248,000
Operating expenses, net
Administrative expenses	(70,213,000)	(61,340,000)	(69,183,000)
Selling expenses	(28,662,000)	(25,768,000)	(19,392,000)
Exploration in non-operating areas	(24,766,000)	(21,860,000)	(13,452,000)
Reversal (provision) of contingencies and others	(732,000)	(596,000)	6,927,000
Impairment loss of long-lived assets	0
Other, net	(24,812,000)	195,932,000	24,973,000
Total operating income (expenses)	(149,185,000)	86,368,000	(70,127,000)
Operating Profit (loss)	633,206,000	445,655,000	21,121,000
Other income (expense),net
Share in the results of associates and joint ventures	307,920,000	189,847,000	152,225,000
Gain (loss) foreign exchange difference	64,967,000	(9,184,000)	19,375,000
Finance income	48,346,000	12,528,000	9,057,000
Finance costs	(87,129,000)	(65,397,000)	(119,254,000)
Profit (loss) before income tax	967,310,000	573,449,000	82,524,000
Income tax expense	(128,201,000)	(156,164,000)	(42,994,000)
Current income tax	(120,334,000)	(103,116,000)	(69,306,000)
Deferred Income tax	(7,867,000)	(53,048,000)	26,312,000
Profit (loss) from continued operations	839,109,000	417,285,000	39,530,000
Loss from discontinued operations	(8,921,000)	(1,022,000)	(6,848,000)
Profit for the year	830,188,000	416,263,000	32,682,000
Total assets	6,022,836,000	5,047,903,000	4,533,799,000
Total liability	1,755,371,000	1,488,202,000	1,364,588,000
Other segment information
Investments in associates	1,738,408,000	1,548,392,000	1,527,123,000
Additions of property, plant and equipment	496,152,000	378,238,000
Acquisition of long-lived assets			238,669,000
Uchucchacua / Yumpag
Operating income
Sales of goods	596,655,000	326,390,000
Sale of services	0	0
Total operating income	596,655,000	326,390,000
Operating costs
Cost of sales, excluding depreciation and amortization	(154,197,000)	(127,900,000)
Unabsorbed cost due to production stoppage	0	0
Cost of sales of services, excluding depreciation and amortization	0	0
Exploration in operating units	(18,574,000)	(16,070,000)
Depreciation and amortization	(16,061,000)	(19,596,000)
Mining royalties	(432,000)	(1,237,000)
Total operating costs	(189,264,000)	(164,803,000)
Gross profit (loss)	407,391,000	161,587,000
Operating expenses, net
Administrative expenses	(16,457,000)	(16,713,000)
Selling expenses	(13,402,000)	(7,346,000)
Exploration in non-operating areas	(277,000)	(1,871,000)
Reversal (provision) of contingencies and others	548,000	245,000
Other, net	(4,731,000)	(6,750,000)
Total operating income (expenses)	(34,319,000)	(32,435,000)
Operating Profit (loss)	373,072,000	129,152,000
Other income (expense),net
Share in the results of associates and joint ventures	0	0
Gain (loss) foreign exchange difference	(3,391,000)	5,000
Finance income	27,000	(738,000)
Finance costs	(823,000)	827,000
Profit (loss) before income tax	368,885,000	129,246,000
Income tax expense	(14,708,000)	(4,473,000)
Current income tax	(14,708,000)	(4,473,000)
Deferred Income tax	0	0
Profit (loss) from continued operations	354,177,000	124,773,000
Loss from discontinued operations	0	0
Total assets	403,792,000	258,017,000
Total liability	93,740,000	74,313,000
Other segment information
Investments in associates	0	0
Additions of property, plant and equipment	41,390,000	29,727,000
Uchucchacua
Operating income
Sales of goods			51,698,000
Sale of services			0
Total operating income			51,698,000
Operating costs
Cost of sales, excluding depreciation and amortization			(15,544,000)
Unabsorbed cost due to production stoppage			(18,695,000)
Cost of sales of services, excluding depreciation and amortization			0
Exploration in operating units			(24,428,000)
Depreciation and amortization			(6,279,000)
Mining royalties			(268,000)
Total operating costs			(65,214,000)
Gross profit (loss)			(13,516,000)
Operating expenses, net
Administrative expenses			(4,512,000)
Selling expenses			(3,343,000)
Exploration in non-operating areas			(476,000)
Reversal (provision) of contingencies and others			1,122,000
Other, net			(2,435,000)
Total operating income (expenses)			(9,644,000)
Operating Profit (loss)			(23,160,000)
Other income (expense),net
Share in the results of associates and joint ventures			0
Gain (loss) foreign exchange difference			112,000
Finance income			28,000
Finance costs			(917,000)
Profit (loss) before income tax			(23,937,000)
Income tax expense			(538,000)
Current income tax			(538,000)
Deferred Income tax			0
Profit (loss) from continued operations			(24,475,000)
Loss from discontinued operations			0
Total assets			222,041,000
Total liability			62,003,000
Other segment information
Investments in associates			0
Acquisition of long-lived assets			14,353,000
Orcopampa
Operating income
Sales of goods	201,917,000	169,527,000	163,308,000
Sale of services	0	0	0
Total operating income	201,917,000	169,527,000	163,308,000
Operating costs
Cost of sales, excluding depreciation and amortization	(82,604,000)	(81,068,000)	(73,774,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(6,724,000)	(7,460,000)	(6,071,000)
Depreciation and amortization	(10,510,000)	(12,459,000)	(12,625,000)
Mining royalties	(16,795,000)	(15,836,000)	(14,307,000)
Total operating costs	(116,633,000)	(116,823,000)	(106,777,000)
Gross profit (loss)	85,284,000	52,704,000	56,531,000
Operating expenses, net
Administrative expenses	(5,832,000)	(8,442,000)	(15,975,000)
Selling expenses	(727,000)	(630,000)	(671,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	(286,000)	409,000	(183,000)
Other, net	(2,759,000)	277,000	(899,000)
Total operating income (expenses)	(9,604,000)	(8,386,000)	(17,728,000)
Operating Profit (loss)	75,680,000	44,318,000	38,803,000
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Gain (loss) foreign exchange difference	(1,479,000)	1,000	76,000
Finance income	9,000	(1,785,000)	4,000
Finance costs	(1,451,000)	622,000	(1,791,000)
Profit (loss) before income tax	72,759,000	43,156,000	37,092,000
Income tax expense	(5,673,000)	(2,189,000)	(678,000)
Current income tax	(5,673,000)	(2,189,000)	(678,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	67,086,000	40,967,000	36,414,000
Loss from discontinued operations	0	0	0
Total assets	59,920,000	39,093,000	49,707,000
Total liability	74,854,000	60,823,000	56,185,000
Other segment information
Investments in associates	0	0	0
Additions of property, plant and equipment	4,607,000	2,427,000
Acquisition of long-lived assets			3,624,000
Julcani
Operating income
Sales of goods	92,662,000	47,658,000	37,179,000
Sale of services	0	0	0
Total operating income	92,662,000	47,658,000	37,179,000
Operating costs
Cost of sales, excluding depreciation and amortization	(41,118,000)	(35,118,000)	(32,213,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(9,415,000)	(11,691,000)	(6,990,000)
Depreciation and amortization	(15,988,000)	(5,765,000)	(6,693,000)
Mining royalties	(63,000)	(190,000)	(367,000)
Total operating costs	(66,584,000)	(52,764,000)	(46,263,000)
Gross profit (loss)	26,078,000	(5,106,000)	(9,084,000)
Operating expenses, net
Administrative expenses	(2,556,000)	(2,406,000)	(3,993,000)
Selling expenses	(1,595,000)	(942,000)	(239,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	(322,000)	(38,000)	1,409,000
Other, net	(1,805,000)	(411,000)	(1,074,000)
Total operating income (expenses)	(6,278,000)	(3,797,000)	(3,897,000)
Operating Profit (loss)	19,800,000	(8,903,000)	(12,981,000)
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Gain (loss) foreign exchange difference	(1,218,000)	2,000	77,000
Finance income	9,000	(353,000)	0
Finance costs	(985,000)	462,000	(1,103,000)
Profit (loss) before income tax	17,606,000	(8,792,000)	(14,007,000)
Income tax expense	(2,413,000)	(636,000)	(134,000)
Current income tax	(2,413,000)	(636,000)	(134,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	15,193,000	(9,428,000)	(14,141,000)
Loss from discontinued operations	0	0	0
Total assets	62,079,000	28,822,000	31,371,000
Total liability	55,651,000	33,914,000	33,413,000
Other segment information
Investments in associates	0	0	0
Additions of property, plant and equipment	3,399,000	1,874,000
Acquisition of long-lived assets			828,000
Colquijirca
Operating income
Sales of goods	532,908,000	437,897,000	432,616,000
Sale of services	0	0	0
Total operating income	532,908,000	437,897,000	432,616,000
Operating costs
Cost of sales, excluding depreciation and amortization	(264,840,000)	(245,156,000)	(248,972,000)
Unabsorbed cost due to production stoppage	(2,968,000)	(2,135,000)	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(11,160,000)	(9,445,000)	(7,761,000)
Depreciation and amortization	(47,372,000)	(62,085,000)	(87,216,000)
Mining royalties	(1,201,000)	(2,179,000)	(2,670,000)
Total operating costs	(327,541,000)	(321,000,000)	(346,619,000)
Gross profit (loss)	205,367,000	116,897,000	85,997,000
Operating expenses, net
Administrative expenses	(9,944,000)	(8,457,000)	(9,781,000)
Selling expenses	(9,494,000)	(12,503,000)	(11,457,000)
Exploration in non-operating areas	(11,958,000)	(9,391,000)	(4,095,000)
Reversal (provision) of contingencies and others	940,000	(1,656,000)	1,063,000
Other, net	(7,602,000)	(13,610,000)	(10,511,000)
Total operating income (expenses)	(38,058,000)	(45,617,000)	(34,781,000)
Operating Profit (loss)	167,309,000	71,280,000	51,216,000
Other income (expense),net
Share in the results of associates and joint ventures	255,000	127,000	(158,000)
Gain (loss) foreign exchange difference	(533,000)	4,714,000	381,000
Finance income	4,606,000	(6,715,000)	2,866,000
Finance costs	(4,660,000)	(133,000)	(7,397,000)
Profit (loss) before income tax	166,977,000	69,273,000	46,908,000
Income tax expense	(42,265,000)	(33,940,000)	(15,453,000)
Current income tax	(42,140,000)	(18,147,000)	(17,861,000)
Deferred Income tax	(125,000)	(15,793,000)	2,408,000
Profit (loss) from continued operations	124,712,000	35,333,000	31,455,000
Loss from discontinued operations	0	0	0
Total assets	821,145,000	683,780,000	683,311,000
Total liability	305,602,000	479,355,000	284,819,000
Other segment information
Investments in associates	0	285,443,000	272,663,000
Additions of property, plant and equipment	60,117,000	24,916,000
Acquisition of long-lived assets			61,772,000
La Zanja
Operating income
Sales of goods	70,080,000	38,657,000	16,472,000
Sale of services	0	0	0
Total operating income	70,080,000	38,657,000	16,472,000
Operating costs
Cost of sales, excluding depreciation and amortization	(35,417,000)	(23,417,000)	(29,008,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(13,000)	(320,000)	(537,000)
Depreciation and amortization	(2,538,000)	(4,492,000)	(3,855,000)
Mining royalties	(67,000)	(168,000)	(181,000)
Total operating costs	(38,035,000)	(28,397,000)	(33,581,000)
Gross profit (loss)	32,045,000	10,260,000	(17,109,000)
Operating expenses, net
Administrative expenses	(1,927,000)	(1,630,000)	(2,413,000)
Selling expenses	(138,000)	(97,000)	(61,000)
Exploration in non-operating areas	(3,216,000)	(4,007,000)	(3,958,000)
Reversal (provision) of contingencies and others	22,000	541,000	2,085,000
Other, net	(1,084,000)	(1,323,000)	7,246,000
Total operating income (expenses)	(6,343,000)	(6,516,000)	2,899,000
Operating Profit (loss)	25,702,000	3,744,000	(14,210,000)
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Gain (loss) foreign exchange difference	774,000	211,000	92,000
Finance income	607,000	(2,499,000)	838,000
Finance costs	(2,337,000)	(276,000)	(2,996,000)
Profit (loss) before income tax	24,746,000	1,180,000	(16,276,000)
Income tax expense	(2,787,000)	(675,000)	579,000
Current income tax	(4,240,000)	(637,000)	579,000
Deferred Income tax	1,453,000	(38,000)	0
Profit (loss) from continued operations	21,959,000	505,000	(15,697,000)
Loss from discontinued operations	0	0	0
Total assets	83,628,000	42,203,000	44,341,000
Total liability	79,872,000	64,786,000	61,656,000
Other segment information
Investments in associates	0	0	0
Additions of property, plant and equipment	5,634,000	98,000
Acquisition of long-lived assets			2,827,000
Tambomayo
Operating income
Sales of goods	113,790,000	122,403,000	108,063,000
Sale of services	0	0	0
Total operating income	113,790,000	122,403,000	108,063,000
Operating costs
Cost of sales, excluding depreciation and amortization	(74,082,000)	(76,825,000)	(70,260,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(6,099,000)	(5,223,000)	(3,442,000)
Depreciation and amortization	(26,052,000)	(42,472,000)	(49,863,000)
Mining royalties	(58,000)	(503,000)	(1,047,000)
Total operating costs	(106,291,000)	(125,023,000)	(124,612,000)
Gross profit (loss)	7,499,000	(2,620,000)	(16,549,000)
Operating expenses, net
Administrative expenses	(3,363,000)	(6,242,000)	(11,183,000)
Selling expenses	(1,248,000)	(2,923,000)	(2,758,000)
Exploration in non-operating areas	(533,000)	(414,000)	0
Reversal (provision) of contingencies and others	21,000	506,000	(1,184,000)
Other, net	(6,290,000)	(1,738,000)	99,000
Total operating income (expenses)	(11,413,000)	(10,811,000)	(15,026,000)
Operating Profit (loss)	(3,914,000)	(13,431,000)	(31,575,000)
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Gain (loss) foreign exchange difference	(844,000)	2,000	143,000
Finance income	8,000	(309,000)	8,000
Finance costs	(492,000)	(140,000)	(805,000)
Profit (loss) before income tax	(5,242,000)	(13,878,000)	(32,229,000)
Income tax expense	(3,062,000)	(1,593,000)	0
Current income tax	(3,062,000)	(1,593,000)	0
Deferred Income tax	0	0	0
Profit (loss) from continued operations	(8,304,000)	(15,471,000)	(32,229,000)
Loss from discontinued operations	0	0	0
Total assets	84,011,000	106,634,000	143,451,000
Total liability	38,721,000	39,046,000	30,915,000
Other segment information
Investments in associates	0	0	0
Additions of property, plant and equipment	3,157,000	1,444,000
Acquisition of long-lived assets			333,000
Operating segments
Operating income
Sales of goods	6,763,106,000	5,543,970,000	5,107,737,000
Sale of services	50,893,000	69,532,000	63,073,000
Total operating income	6,813,999,000	5,613,502,000	5,170,810,000
Operating costs
Cost of sales, excluding depreciation and amortization	(3,915,353,000)	(2,715,412,000)	(2,714,235,000)
Unabsorbed cost due to production stoppage	(5,651,000)	(2,135,000)	(22,622,000)
Cost of sales of services, excluding depreciation and amortization	26,821,000	(35,225,000)	(36,464,000)
Exploration in operating units	(57,434,000)	(59,736,000)	(69,841,000)
Depreciation and amortization	(140,911,000)	(752,694,000)	(626,242,000)
Mining royalties	(18,616,000)	(20,760,000)	(19,526,000)
Total operating costs	(4,164,786,000)	(3,585,962,000)	(3,488,930,000)
Gross profit (loss)	2,649,213,000	2,027,540,000	1,681,880,000
Operating expenses, net
Administrative expenses	(75,557,000)	(70,098,000)	(73,652,000)
Selling expenses	(157,893,000)	(172,260,000)	(178,459,000)
Exploration in non-operating areas	(24,780,000)	(21,940,000)	(13,506,000)
Reversal (provision) of contingencies and others	(732,000)	(476,000)	6,926,000
Other, net	373,728,000	167,258,000	(64,900,000)
Total operating income (expenses)	114,766,000	(97,516,000)	(323,591,000)
Operating Profit (loss)	2,763,979,000	1,930,024,000	1,358,289,000
Other income (expense),net
Share in the results of associates and joint ventures	483,953,000	358,008,000	175,692,000
Gain (loss) foreign exchange difference	140,134,000	61,964,000	40,622,000
Finance income	89,999,000	(78,471,000)	51,828,000
Finance costs	(90,509,000)	(9,918,000)	(191,256,000)
Profit (loss) before income tax	3,387,556,000	2,261,607,000	1,435,175,000
Income tax expense	(894,898,000)	(721,048,000)	(592,897,000)
Current income tax	(690,535,000)	(664,916,000)	(653,477,000)
Deferred Income tax	(204,363,000)	(56,132,000)	60,580,000
Profit (loss) from continued operations	2,492,658,000	1,540,559,000	842,278,000
Loss from discontinued operations	0	0	0
Total assets	16,767,293,000	13,512,884,000	13,843,508,000
Total liability	3,586,904,000	2,683,394,000	2,786,627,000
Other segment information
Investments in associates	1,738,408,000	2,184,794,000	2,116,280,000
Additions of property, plant and equipment	496,152,000	378,238,000
Acquisition of long-lived assets			250,087,000
Adjustments and eliminations
Operating income
Sales of goods	(5,042,772,000)	(4,396,380,000)	(4,296,776,000)
Sale of services	(39,588,000)	(62,517,000)	(50,189,000)
Total operating income	(5,082,360,000)	(4,458,897,000)	(4,346,965,000)
Operating costs
Cost of sales, excluding depreciation and amortization	3,164,368,000	2,146,930,000	2,256,881,000
Unabsorbed cost due to production stoppage	2,683,000	0	2,729,000
Cost of sales of services, excluding depreciation and amortization	(22,122,000)	32,175,000	30,221,000
Exploration in operating units	5,528,000	8,852,000	20,612,000
Depreciation and amortization	20,773,000	601,873,000	445,203,000
Mining royalties	64,000	814,000	687,000
Total operating costs	3,215,538,000	2,790,644,000	2,756,333,000
Gross profit (loss)	(1,866,822,000)	(1,668,253,000)	(1,590,632,000)
Operating expenses, net
Administrative expenses	5,344,000	8,758,000	4,469,000
Selling expenses	129,231,000	146,492,000	159,067,000
Exploration in non-operating areas	14,000	80,000	54,000
Reversal (provision) of contingencies and others	0	(120,000)	1,000
Other, net	(398,540,000)	28,674,000	89,873,000
Total operating income (expenses)	(263,951,000)	183,884,000	253,464,000
Operating Profit (loss)	(2,130,773,000)	(1,484,369,000)	(1,337,168,000)
Other income (expense),net
Share in the results of associates and joint ventures	(176,033,000)	(168,161,000)	(23,467,000)
Gain (loss) foreign exchange difference	(75,167,000)	(71,148,000)	(21,247,000)
Finance income	(41,653,000)	90,999,000	(42,771,000)
Finance costs	3,380,000	(55,479,000)	72,002,000
Profit (loss) before income tax	(2,420,246,000)	(1,688,158,000)	(1,352,651,000)
Income tax expense	766,697,000	564,884,000	549,903,000
Current income tax	570,201,000	561,800,000	584,171,000
Deferred Income tax	196,496,000	3,084,000	(34,268,000)
Profit (loss) from continued operations	(1,653,549,000)	(1,123,274,000)	(802,748,000)
Loss from discontinued operations	0	0	0
Total assets	(10,744,457,000)	(8,464,981,000)	(9,309,709,000)
Total liability	(1,831,533,000)	(1,195,192,000)	(1,422,039,000)
Other segment information
Investments in associates	0	(636,402,000)	(589,157,000)
Additions of property, plant and equipment	0	0
Acquisition of long-lived assets			(11,418,000)
Construction, development and exploration mining projects
Operating income
Sales of goods	0		0
Sale of services	0		0
Total operating income	0		0
Operating costs
Cost of sales, excluding depreciation and amortization	64,000		0
Unabsorbed cost due to production stoppage	0		0
Cost of sales of services, excluding depreciation and amortization	0		0
Exploration in operating units	0		0
Depreciation and amortization	(64,000)		0
Mining royalties	0		0
Total operating costs	0		0
Gross profit (loss)	0		0
Operating expenses, net
Administrative expenses	(1,559,000)		(1,682,000)
Selling expenses	0		0
Exploration in non-operating areas	(1,220,000)		(1,149,000)
Reversal (provision) of contingencies and others	63,000		(194,000)
Other, net	(1,518,000)		(3,750,000)
Total operating income (expenses)	(4,234,000)		(6,775,000)
Operating Profit (loss)	(4,234,000)		(6,775,000)
Other income (expense),net
Share in the results of associates and joint ventures	0		0
Gain (loss) foreign exchange difference	129,000		307,000
Finance income	70,000		13,000
Finance costs	(1,505,000)		(517,000)
Profit (loss) before income tax	(5,540,000)		(6,972,000)
Income tax expense	0		0
Current income tax	0		0
Deferred Income tax	0		0
Profit (loss) from continued operations	(5,540,000)		(6,972,000)
Loss from discontinued operations	0		0
Total assets	1,150,035,000		694,950,000
Total liability	164,310,000		59,476,000
Other segment information
Investments in associates	0		131,392,000
Additions of property, plant and equipment	375,346,000
Acquisition of long-lived assets			150,198,000
Exploration and development mining projects
Operating income
Sales of goods		0
Sale of services		0
Total operating income		0
Operating costs
Cost of sales, excluding depreciation and amortization		86,000
Unabsorbed cost due to production stoppage		0
Cost of sales of services, excluding depreciation and amortization		0
Exploration in operating units		0
Depreciation and amortization		(86,000)
Mining royalties		0
Total operating costs		0
Gross profit (loss)		0
Operating expenses, net
Administrative expenses		(1,538,000)
Selling expenses		0
Exploration in non-operating areas		(1,090,000)
Reversal (provision) of contingencies and others		41,000
Other, net		2,305,000
Total operating income (expenses)		(282,000)
Operating Profit (loss)		(282,000)
Other income (expense),net
Share in the results of associates and joint ventures		0
Gain (loss) foreign exchange difference		3,000
Finance income		(237,000)
Finance costs		41,000
Profit (loss) before income tax		(475,000)
Income tax expense		0
Current income tax		0
Deferred Income tax		0
Profit (loss) from continued operations		(475,000)
Loss from discontinued operations		0
Total assets		1,018,559,000
Total liability		295,453,000
Other segment information
Investments in associates		160,203,000
Additions of property, plant and equipment		291,101,000
Energy generation and transmission
Operating income
Sales of goods	0	0	0
Sale of services	39,207,000	50,003,000	53,025,000
Total operating income	39,207,000	50,003,000	53,025,000
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	17,299,000	(23,512,000)	(34,852,000)
Exploration in operating units	0	0	0
Depreciation and amortization	(7,458,000)	(7,774,000)	(9,037,000)
Mining royalties	0	0	0
Total operating costs	(24,757,000)	(31,286,000)	(43,889,000)
Gross profit (loss)	14,450,000	18,717,000	9,136,000
Operating expenses, net
Administrative expenses	(2,368,000)	(2,202,000)	(2,377,000)
Selling expenses	(641,000)	(706,000)	(748,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	(239,000)	(102,000)	83,000
Other, net	620,000	(776,000)	56,000
Total operating income (expenses)	(2,628,000)	(3,786,000)	(2,986,000)
Operating Profit (loss)	11,822,000	14,931,000	6,150,000
Other income (expense),net
Share in the results of associates and joint ventures	8,489,000	7,088,000	1,962,000
Gain (loss) foreign exchange difference	567,000	1,099,000	24,000
Finance income	1,424,000	(3,860,000)	1,142,000
Finance costs	(3,536,000)	(19,000)	(4,178,000)
Profit (loss) before income tax	18,766,000	19,239,000	5,100,000
Income tax expense	(1,286,000)	(5,091,000)	(501,000)
Current income tax	(3,403,000)	(3,110,000)	(1,912,000)
Deferred Income tax	2,117,000	(1,981,000)	1,411,000
Profit (loss) from continued operations	17,480,000	14,148,000	4,599,000
Loss from discontinued operations	0	0	0
Total assets	384,686,000	240,566,000	367,130,000
Total liability	102,622,000	225,823,000	116,398,000
Other segment information
Investments in associates	0	128,076,000	119,865,000
Additions of property, plant and equipment	767,000	0
Acquisition of long-lived assets			1,168,000
Trading
Operating income
Sales of goods	100,409,000
Sale of services	0
Total operating income	100,409,000
Operating costs
Cost of sales, excluding depreciation and amortization	(97,281,000)
Unabsorbed cost due to production stoppage	0
Cost of sales of services, excluding depreciation and amortization	0
Exploration in operating units	0
Depreciation and amortization	0
Mining royalties	0
Total operating costs	(97,281,000)
Gross profit (loss)	3,128,000
Operating expenses, net
Administrative expenses	(30,000)
Selling expenses	0
Exploration in non-operating areas	0
Reversal (provision) of contingencies and others	0
Other, net	0
Total operating income (expenses)	(30,000)
Operating Profit (loss)	3,098,000
Other income (expense),net
Share in the results of associates and joint ventures	0
Gain (loss) foreign exchange difference	1,000
Finance income	119,000
Finance costs	(5,000)
Profit (loss) before income tax	3,213,000
Income tax expense	(53,000)
Current income tax	(53,000)
Deferred Income tax	0
Profit (loss) from continued operations	3,160,000
Loss from discontinued operations	0
Total assets	39,077,000
Total liability	35,918,000
Other segment information
Investments in associates	0
Additions of property, plant and equipment	0
Insurance brokerage
Operating income
Sales of goods			0
Sale of services			8,099,000
Total operating income			8,099,000
Operating costs
Cost of sales, excluding depreciation and amortization			0
Unabsorbed cost due to production stoppage			0
Cost of sales of services, excluding depreciation and amortization			0
Exploration in operating units			0
Depreciation and amortization			0
Mining royalties			0
Total operating costs			0
Gross profit (loss)			8,099,000
Operating expenses, net
Administrative expenses			(11,440,000)
Selling expenses			0
Exploration in non-operating areas			0
Reversal (provision) of contingencies and others			0
Other, net			0
Total operating income (expenses)			(11,440,000)
Operating Profit (loss)			(3,341,000)
Other income (expense),net
Share in the results of associates and joint ventures			0
Gain (loss) foreign exchange difference			0
Finance income			5,000
Finance costs			(27,000)
Profit (loss) before income tax			(3,363,000)
Income tax expense			970,000
Current income tax			(8,000)
Deferred Income tax			978,000
Profit (loss) from continued operations			(2,393,000)
Loss from discontinued operations			0
Total assets			0
Total liability			0
Other segment information
Investments in associates			0
Acquisition of long-lived assets			0
Rental of mining concessions
Operating income
Sales of goods		0	0
Sale of services		0	0
Total operating income		0	0
Operating costs
Cost of sales, excluding depreciation and amortization		0	0
Unabsorbed cost due to production stoppage		0	0
Cost of sales of services, excluding depreciation and amortization		0	0
Exploration in operating units		0	0
Depreciation and amortization		0	0
Mining royalties		0	0
Total operating costs		0	0
Gross profit (loss)		0	0
Operating expenses, net
Administrative expenses		(58,000)	(186,000)
Selling expenses		0	0
Exploration in non-operating areas		0	0
Reversal (provision) of contingencies and others		0	0
Other, net		7,159,000	8,551,000
Total operating income (expenses)		7,101,000	8,365,000
Operating Profit (loss)		7,101,000	8,365,000
Other income (expense),net
Share in the results of associates and joint ventures		0	0
Gain (loss) foreign exchange difference		48,000	10,000
Finance income		(1,000)	56,000
Finance costs		91,000	(1,000)
Profit (loss) before income tax		7,239,000	8,430,000
Income tax expense		(2,125,000)	(2,529,000)
Current income tax		(2,125,000)	(2,529,000)
Deferred Income tax		0	0
Profit (loss) from continued operations		5,114,000	5,901,000
Loss from discontinued operations		0	0
Total assets		1,394,000	4,854,000
Total liability		(8,765,000)	90,000
Other segment information
Investments in associates		0	1,589,000
Additions of property, plant and equipment		0
Acquisition of long-lived assets			0
Holding of investment shares
Operating income
Sales of goods	0	0	0
Sale of services	232,000	474,000	441,000
Total operating income	232,000	474,000	441,000
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	232,000	474,000	441,000
Operating expenses, net
Administrative expenses	(448,000)	(369,000)	(365,000)
Selling expenses	0	0	0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	0	127,000
Other, net	678,000	139,431,000	349,000
Total operating income (expenses)	230,000	139,062,000	111,000
Operating Profit (loss)	462,000	139,536,000	552,000
Other income (expense),net
Share in the results of associates and joint ventures	70,431,000	23,440,000	21,517,000
Gain (loss) foreign exchange difference	(830,000)	525,000	343,000
Finance income	423,000	(15,000)	328,000
Finance costs	(4,000)	(17,000)	(2,000)
Profit (loss) before income tax	70,482,000	163,469,000	22,738,000
Income tax expense	(66,000)	(43,182,000)	(76,000)
Current income tax	(66,000)	(43,182,000)	(76,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	70,416,000	120,287,000	22,662,000
Loss from discontinued operations	0	0	0
Total assets	313,330,000	33,858,000	232,177,000
Total liability	514,000	(108,872,000)	402,000
Other segment information
Investments in associates	0	0	5,402,000
Additions of property, plant and equipment	0	0
Acquisition of long-lived assets			0
Industrial activities
Operating income
Sales of goods	81,107,000	43,589,000	18,224,000
Sale of services	11,454,000	19,055,000	1,508,000
Total operating income	92,561,000	62,644,000	19,732,000
Operating costs
Cost of sales, excluding depreciation and amortization	(77,069,000)	(37,427,000)	(17,783,000)
Unabsorbed cost due to production stoppage	(2,683,000)	0	(3,927,000)
Cost of sales of services, excluding depreciation and amortization	9,522,000	(11,713,000)	(1,612,000)
Exploration in operating units	0	0	0
Depreciation and amortization	(3,217,000)	(4,904,000)	(6,082,000)
Mining royalties	0	0	0
Total operating costs	(92,491,000)	(54,044,000)	(29,404,000)
Gross profit (loss)	70,000	8,600,000	(9,672,000)
Operating expenses, net
Administrative expenses	(1,002,000)	(956,000)	(536,000)
Selling expenses	(1,418,000)	(622,000)	(115,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	0	200,000
Other, net	(1,497,000)	352,000	(272,000)
Total operating income (expenses)	(3,917,000)	(1,226,000)	(723,000)
Operating Profit (loss)	(3,847,000)	7,374,000	(10,395,000)
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Gain (loss) foreign exchange difference	539,000	195,000	301,000
Finance income	288,000	(6,000)	308,000
Finance costs	(1,710,000)	(170,000)	(6,000)
Profit (loss) before income tax	(4,730,000)	7,393,000	(9,792,000)
Income tax expense	(5,698,000)	(2,518,000)	3,815,000
Current income tax	0	(716,000)	0
Deferred Income tax	(5,698,000)	(1,802,000)	3,815,000
Profit (loss) from continued operations	(10,428,000)	4,875,000	(5,977,000)
Loss from discontinued operations	0	0	0
Total assets	72,588,000	79,127,000	65,318,000
Total liability	18,171,000	82,058,000	5,346,000
Other segment information
Investments in associates	0	64,690,000	59,815,000
Additions of property, plant and equipment	1,503,000	0
Acquisition of long-lived assets			157,000
Other segments
Operating income
Sales of goods	0	0	0
Sale of services	0	0	0
Total operating income	0	0	0
Operating costs
Cost of sales, excluding depreciation and amortization	0	33,000	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	33,000	0
Gross profit (loss)	0	33,000	0
Operating expenses, net
Administrative expenses	(24,725,000)	(12,325,000)	(5,140,000)
Selling expenses	0	0	0
Exploration in non-operating areas	(7,576,000)	(5,167,000)	(3,828,000)
Reversal (provision) of contingencies and others	(1,479,000)	(543,000)	2,398,000
Other, net	6,563,000	65,932,000	18,437,000
Total operating income (expenses)	(27,217,000)	47,897,000	11,867,000
Operating Profit (loss)	(27,217,000)	47,930,000	11,867,000
Other income (expense),net
Share in the results of associates and joint ventures	404,778,000	327,353,000	152,371,000
Gain (loss) foreign exchange difference	71,250,000	5,723,000	17,507,000
Finance income	40,757,000	(48,877,000)	3,572,000
Finance costs	(69,621,000)	(10,472,000)	(98,961,000)
Profit (loss) before income tax	419,947,000	321,657,000	86,356,000
Income tax expense	(50,190,000)	(58,653,000)	(26,273,000)
Current income tax	(44,575,000)	(25,219,000)	(45,126,000)
Deferred Income tax	(5,615,000)	(33,434,000)	18,853,000
Profit (loss) from continued operations	369,757,000	263,004,000	60,083,000
Loss from discontinued operations	0	0	0
Total assets	3,478,866,000	2,509,638,000	2,917,237,000
Total liability	794,264,000	65,274,000	695,958,000
Other segment information
Investments in associates	1,738,408,000	1,007,000	1,223,000
Additions of property, plant and equipment	232,000	26,651,000
Acquisition of long-lived assets			5,898,000
Sociedad Minera Cerro Verde S.A.A.
Operating income
Sales of goods	4,728,340,000	4,238,322,000	4,143,228,000
Sale of services	0	0	0
Total operating income	4,728,340,000	4,238,322,000	4,143,228,000
Operating costs
Cost of sales, excluding depreciation and amortization	(3,003,338,000)	(2,014,585,000)	(2,142,799,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	0	0	(9,177,000)
Depreciation and amortization	0	(574,194,000)	(409,847,000)
Mining royalties	0	0	0
Total operating costs	(3,003,338,000)	(2,588,779,000)	(2,561,823,000)
Gross profit (loss)	1,725,002,000	1,649,543,000	1,581,405,000
Operating expenses, net
Administrative expenses	0	0	0
Selling expenses	(128,103,000)	(145,771,000)	(158,244,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	0	0
Other, net	393,430,000	(23,688,000)	(82,042,000)
Total operating income (expenses)	265,327,000	(169,459,000)	(240,286,000)
Operating Profit (loss)	1,990,329,000	1,480,084,000	1,341,119,000
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Gain (loss) foreign exchange difference	72,439,000	40,623,000	20,476,000
Finance income	32,567,000	(9,552,000)	36,285,000
Finance costs	0	0	(67,118,000)
Profit (loss) before income tax	2,095,335,000	1,511,155,000	1,330,762,000
Income tax expense	(728,206,000)	(557,978,000)	(551,798,000)
Current income tax	(528,930,000)	(557,978,000)	(582,438,000)
Deferred Income tax	(199,276,000)	0	30,640,000
Profit (loss) from continued operations	1,367,129,000	953,177,000	778,964,000
Loss from discontinued operations	0	0	0
Total assets	9,224,620,000	8,034,461,000	7,930,910,000
Total liability	1,623,615,000	1,250,976,000	1,250,536,000
Other segment information
Investments in associates	0	1,436,122,000	1,416,051,000
Additions of property, plant and equipment	0	0
Acquisition of long-lived assets			0
Compania Minera Coimolache S.A.
Operating income
Sales of goods	245,238,000	119,527,000	136,949,000
Sale of services	0	0	0
Total operating income	245,238,000	119,527,000	136,949,000
Operating costs
Cost of sales, excluding depreciation and amortization	(85,471,000)	(74,035,000)	(83,882,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	(5,449,000)	(9,527,000)	(11,435,000)
Depreciation and amortization	(11,651,000)	(18,867,000)	(34,745,000)
Mining royalties	0	(647,000)	(686,000)
Total operating costs	(102,571,000)	(103,076,000)	(130,748,000)
Gross profit (loss)	142,667,000	16,451,000	6,201,000
Operating expenses, net
Administrative expenses	(4,576,000)	(3,397,000)	(3,772,000)
Selling expenses	(1,127,000)	(720,000)	(823,000)
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	121,000	0
Other, net	(291,000)	98,000	1,345,000
Total operating income (expenses)	(5,994,000)	(3,898,000)	(3,250,000)
Operating Profit (loss)	136,673,000	12,553,000	2,951,000
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Gain (loss) foreign exchange difference	2,714,000	8,813,000	647,000
Finance income	9,074,000	(3,524,000)	6,298,000
Finance costs	(3,380,000)	(734,000)	(5,437,000)
Profit (loss) before income tax	145,081,000	17,108,000	4,459,000
Income tax expense	(38,491,000)	(7,995,000)	(281,000)
Current income tax	(41,272,000)	(4,911,000)	(2,756,000)
Deferred Income tax	2,781,000	(3,084,000)	2,475,000
Profit (loss) from continued operations	106,590,000	9,113,000	4,178,000
Loss from discontinued operations	0	0	0
Profit for the year	107,084,000	9,975,000	2,673,000
Total assets	534,174,000	384,635,000	380,331,000
Total liability	198,798,000	128,887,000	128,955,000
Other segment information
Investments in associates	0	100,637,000	99,059,000
Additions of property, plant and equipment	0	0
Acquisition of long-lived assets			8,929,000
Tinka Resources Ltd.
Operating income
Sales of goods	0	0	0
Sale of services	0	0	0
Total operating income	0	0	0
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of sales of services, excluding depreciation and amortization	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	0	0	0
Operating expenses, net
Administrative expenses	(770,000)	(5,363,000)	(297,000)
Selling expenses	0	0	0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	0	0
Other, net	14,000	0	0
Total operating income (expenses)	(756,000)	(5,363,000)	(297,000)
Operating Profit (loss)	(756,000)	(5,363,000)	(297,000)
Other income (expense),net
Share in the results of associates and joint ventures	0	0	0
Gain (loss) foreign exchange difference	16,000	0	126,000
Finance income	11,000	0	77,000
Finance costs	0	0	0
Profit (loss) before income tax	(729,000)	(5,363,000)	(94,000)
Income tax expense	0	0	0
Current income tax	0	0	0
Deferred Income tax	0	0	0
Profit (loss) from continued operations	(729,000)	(5,363,000)	(94,000)
Loss from discontinued operations	0	0	0
Profit for the year	(729,000)	(5,363,000)	(6,832,000)
Total assets	55,342,000	52,097,000	76,379,000
Total liability	252,000	323,000	475,000
Other segment information
Investments in associates	0	8,616,000	9,221,000
Additions of property, plant and equipment	$ 0	$ 0
Acquisition of long-lived assets			$ 0